Related Party Balances and Transactions (Details) - Schedule of Related Party Balances	12 Months Ended
	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2022 HKD ($)
Revenue from JingXing [Member]
Schedule of Related Party Balances [Line Items]
Related party balances			$ 1,809,486	$ 296,985
Revenue from Smartmore [Member]
Schedule of Related Party Balances [Line Items]
Related party balances	1,742,678	222,681
Subcontracting cost to Compass Engineering Limited [Member]
Schedule of Related Party Balances [Line Items]
Related party balances			137,200	43,260
Consultancy fee to Compass Engineering Limited [Member]
Schedule of Related Party Balances [Line Items]
Related party balances			75,320
Subcontracting cost to JingXing [Member]
Schedule of Related Party Balances [Line Items]
Related party balances			749,418	658,165
Subcontracting cost to Kamui Construction Management Limited [Member]
Schedule of Related Party Balances [Line Items]
Related party balances				38,740,088
Management fee paid to KGDL [Member]
Schedule of Related Party Balances [Line Items]
Related party balances			3,600,000	6,101,612
Acquisition of leasehold improvement [Member]
Schedule of Related Party Balances [Line Items]
Related party balances			6,165,000
Constructive Dividend [Member]
Schedule of Related Party Balances [Line Items]
Related party balances			$ 1,088,580